Note 16 - Basic and Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
16.　 BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share for the three years ended March 31, 2014, 2015 and 2016 is as follows:

	Thousands of Yen
	2014	2015	2016
Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥4,442,237	¥3,322,081	¥4,038,282

	Number of Shares
	2014	2015	2016
Denominator:
Weighted-average common shares outstanding―basic	44,306,680	45,942,291	45,950,098
Dilutive effect of stock options	54,403	72,446	93,285
Weighted-average common shares outstanding―diluted	44,361,083	46,014,737	46,043,383

F- 45

	Yen
	2014	2015	2016

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥100.26	¥72.31	¥87.88

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥100.14	¥72.20	¥87.71